Investments in a Related Party and Other	12 Months Ended
Dec. 31, 2024
Transactions/Investments with Related Parties [Abstract]
Investments in a Related Party and Other

5.

Investments in a related party and other
a)

OceanPal Inc., or

OceanPal:

As of December

31, 2024 and

2023, the Company

was the holder
of 500,000

Series B Preferred Shares and
207

of Series C Convertible Preferred

Shares of OceanPal and
3,649,474

common shares,

being
49
%

of OceanPal’s

common

stock.

As

the

Company applied

the

fair
value option to

its investment in

the common shares

of OceanPal that

would otherwise be

accounted for
under the equity method of accounting,

it also applied fair value

to all of its financial

interests in OceanPal.
Series

B

preferred

shares

entitle

the

holder

to
2,000

votes

on

all

matters

submitted

to

vote

of

the
stockholders of the

Company,

provided however,

that the total

number of votes

shall not exceed
34 % of

the total

number of

votes, provided

further, that the

total number

of votes

entitled to

vote, including

common
stock or any other voting security,

would not exceed
49 % of the total number of votes. Series B Preferred
Shares have no dividend or distribution rights.
Series C preferred shares do not have voting rights unless related to amendments of the Articles of
Incorporation that adversely alter the preference, powers or rights of the Series C Preferred Shares or to issue Parity Stock or create or issue Senior Stock.

Series C preferred

shares have a

liquidation preference
equal

to

the

stated

value

of

$
1,000

and

are

convertible

into

common

stock

at

the

Company’s

option
commencing upon the first anniversary of the issue date, at a conversion price equal to the lesser of $
6.5
and the

10-trading day

trailing VWAP

of OceanPal’s

common shares,

subject to

adjustments. Dividends
on

each

share

of

Series

C

Preferred

Shares

are

cumulative

and

accrue

at

the

rate

of

%

per

annum.
Dividends are payable in cash or, at OceanPal’s election, in kind.
On October 17,

2023, the Company

converted
9,793

of the
10,000

Series C Preferred

shares of OceanPal
to 3,649,474

common shares, having a

fair value of

$
9,160

determined through Level

1 inputs of

the fair
value hierarchy, based on

the closing

price of

OceanPal’s common shares

on the

date of

conversion.

Upon
conversion the

Company realized

a gain

of $
1,742
,

being the

difference between

the

book value

of the
9,793

Series

C

Preferred

shares

and

the

fair

value

of

the

common

shares

acquired

and

is

included

in
gain/(loss)

on

related

party

investments,

separately

presented

in

the

accompanying

consolidated
statements

of

income.

Following

the

conversion,

the

Company

is

the

beneficial

owner

of

%

of

the
outstanding common

stock of

OceanPal and since

the shares are

listed at

NASDAQ, the Company

elected
to account for its common stock ownership in OceanPal at fair value.

As

of

December

31,

2024

and

2023,

the

Company’s

investment

in

the

common

stock

of

OceanPal
amounted to $ 4,235

and $
8,138
, respectively,

being the fair value of OceanPal’s

common shares on that
date, determined through Level 1

inputs of the fair

value hierarchy.

In 2024 and 2023,

unrealized loss on
investment

amounted

to

$
3,905

and

$
1,022
,

respectively,

resulting

from

such

valuation,

included

in
gain/(loss)

on

related

party

investments,

separately

presented

in

the

accompanying

consolidated
statements of income.
As of

December 31,

2024 and

2023, the

Company’s investment

in the

Series B

preferred shares

and Series
C preferred shares,

amounted to $

and $
180 , respectively, including $ 3

and $
3 , respectively, dividends
receivable

on

the

Series

C

preferred

shares,

and

are

included

in

investments

in

a

related

party

in

the
accompanying consolidated balance sheets.
In 2023

and 2022, the

Company distributed
13,157

and
25,000

Series D Preferred

Shares, respectively,
as non-cash dividends

to its shareholders (Note 11).

The Series D Preferred Shares were offered as non-
cash consideration

for the

sale of

the vessels

Melia (in

2023) (Note

6) and

Baltimore (in

2022) to

OceanPal.
The Company

accounted for

the transactions

as a

nonreciprocal transfer

with its

owners in

accordance
with ASC

845 and measured

the fair

value of the

preferred shares on

the date

of declaration at

$
10,761
and $ 18,189
, respectively.

The fair

value of the

Series D

Preferred Shares was

determined by using

the
income approach,

taking into

account the

present value

of the

future cash

flows, the

holder of

shares would
expect to receive from holding

the equity instrument. In 2023 and 2022,

the transactions

resulted in a gain
of $ 761

and $

, respectively,

being the difference

between the fair

value and the

carrying value of the
investments, separately

presented as gain/(loss)

on related party

investments in

the related accompanying
consolidated statements

of income.
In

2024,

2023

and

2022,

dividend

income

from

the

Series

C

and

Series

D

OceanPal

preferred

shares
amounted to $ 17 , $ 801

and $

, respectively, included in interest and

other income in the

accompanying
consolidated statements of income.
b)

Investment

in

equity

securities:

In

2023,

the

Company

acquired

equity

securities

of

an

entity
listed in the NYSE which as of December

31, 2023 had a fair value of $
20,729 . The equity securities were
initially recorded at

cost amounting

to $
17,916

and measured at

year-end at fair

value, determined

through
Level 1

of the

fair value

hierarchy. The securities

were considered

marketable securities

that were

available
to

be

converted

into

cash

to

fund

current

operations

and

were

classified

in

current

assets

in

the
accompanying consolidated

balance sheet.

The Company

sold all

securities during

the first

quarter of

2024
and in

2024 and

2023, recorded

a realized

loss of

$
400

and an

unrealized gain

of $
2,813 , respectively,
presented in gain/(loss) on equity securities in the accompanying consolidated statements of income.